Property, plant and equipment (Details 1)	12 Months Ended
Dec. 31, 2023
Buildings And Improvements [Member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	40 years
Buildings And Improvements [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	25 years
Buildings And Improvements [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	50 years
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	20 years
Equipment And Other Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	3 years
Equipment And Other Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	31 years
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	8 years
Right-of-use assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	2 years
Right-of-use assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	47 years